Submission	Sep. 15, 2025
Submission [Line Items]
Central Index Key	0001816319
Registrant Name	Lytus Technologies Holdings PTV. Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A